RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Oregon Energy LLC | Related party | Mitchell River Group
RELATED PARTY TRANSACTIONS
Payment to related party	$ 6,321	$ 7,069